Document and Entity Information	0 Months Ended
Feb. 18, 2014
Risk/Return:
Document Type	497
Document Period End Date	Feb. 18, 2014
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Jun. 30, 2014
Document Effective Date	Jun. 30, 2014
Prospectus Date	Feb. 18, 2014
American Beacon Global Evolution Frontier Markets Income Fund | American Beacon Global Evolution Frontier Markets Income Fund | Class A
Risk/Return:
Trading Symbol	AGUAX
American Beacon Global Evolution Frontier Markets Income Fund | American Beacon Global Evolution Frontier Markets Income Fund | Class C
Risk/Return:
Trading Symbol	AGECX